Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 216,751	$ 741,162
Receivables, net	387,386	379,777
Inventories, net	195,942	228,398
Other current assets	37,079	36,836
Total current assets	837,158	1,386,173
Property, plant and equipment, less accumulated depreciation	310,629	316,385
Goodwill	1,385,115	943,374
Intangible assets, less accumulated amortization	655,871	461,292
Deferred income taxes	34,295	60,652
Other long-lived assets	67,534	64,326
Total assets	3,290,602	3,232,202
Current liabilities:
Accounts payable	223,514	272,439
Accrued liabilities	323,249	248,072
Current maturities of long-term debt	2,500	2,500
Total current liabilities	549,263	523,011
Long-term debt	1,725,282	1,736,954
Postretirement benefits	105,230	122,627
Deferred income taxes	46,034	11,015
Other long-term liabilities	$ 39,270	$ 31,409
Stockholders' equity:
Preferred stock, par value $0.01 per share- 2,000 shares authorized;no shares outstanding
Common stock, par value $0.01 per share- 200,000 shares authorized; 50,335 shares issued; 41,981 and 42,464 shares outstanding at 2015 and 2014, respectively	$ 503	$ 503
Additional paid-in capital	605,660	595,389
Retained earnings	679,716	621,896
Accumulated other comprehensive loss	(58,987)	(46,031)
Treasury stock, at cost- 8,354 and 7,871 shares at 2015 and 2014, respectively	(402,793)	(364,571)
Total Belden stockholders' equity	824,099	807,186
Noncontrolling interest	1,424
Total stockholders' equity	825,523	807,186
Total liabilities and stockholders' equity	$ 3,290,602	$ 3,232,202